Shareholders' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Summary of employees and directors share option activity
Number of options, Exercised		(57,593)
Number of options, Outstanding, Ending balance	254,000
Employee Stock Option [Member]
Summary of employees and directors share option activity
Number of options, Outstanding, Beginning balance	4,735,732
Number of options, Granted	2,927,501
Number of options, Exercised	(53,074)
Number of options, Expired and forfeited	(2,088,529)
Number of options, Outstanding, Ending balance	5,521,630	4,735,732
Number of options, Options vested and expected to vest	5,173,728
Number of options, Exercisable	2,443,610
Weighted average exercise price, Beginning period	$ 2.92
Weighted average exercise price, Granted	1.68
Weighted average exercise price, Exercised	1.58
Weighted average exercise price, Expired and forfeited	2.62
Weighted average exercise price, Ending balance	2.39	$ 2.92
Weighted average exercise price, Options vested and expected to vest	2.42
Weighted average exercise price, Exercisable options	3.04
Weighted average fair value of options granted during period	$ 0.63
Weighted average remaining contractual term (years), Outstanding, Beginning period	3 years 8 months 9 days
Weighted average remaining contractual term (years), Outstanding, Ending period	3 years 11 months 16 days
Weighted average remaining contractual term (years), Options vested and expected to vest	3 years 10 months 21 days
Weighted average remaining contractual term (years), Exercisable options	2 years 10 months 6 days
Aggregate intrinsic value, Outstanding , Beginning balance	$ 36
Aggregate intrinsic value, Outstanding, Ending balance	1,141	$ 36
Aggregate intrinsic value, Options vested and expected to vest	1,028
Aggregate intrinsic value, Exercisable options	$ 123